FAIR VALUE MEASUREMENT - Recurring basis (Details)	12 Months Ended
	Dec. 31, 2018 GBP (£) item	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Commodity hedge
Fair value measurements of the entity's assets or liabilities that are measured at fair value on a recurring basis
Term of swap contract	2 years
Derivative asset			$ 3,416,000
Interest rate swap | Designated as hedging instruments | Cash flow hedge
Fair value measurements of the entity's assets or liabilities that are measured at fair value on a recurring basis
Number of financial institutions | item	2
Notional amount	£ 78,400,000.00000	$ 96,800,000
Derivative notional amount		399,000,000.00000
Recurring basis | Significant Other Observable Inputs (Level 2)
Fair value measurements of the entity's assets or liabilities that are measured at fair value on a recurring basis
Total assets		7,977,000	27,111,000
Total liabilities		13,698,000	6,480,000
Recurring basis | Significant Other Observable Inputs (Level 2) | Foreign exchange forward contracts
Fair value measurements of the entity's assets or liabilities that are measured at fair value on a recurring basis
Total assets		4,166,000	12,316,000
Total liabilities		13,480,000	5,121,000
Recurring basis | Significant Other Observable Inputs (Level 2) | Foreign exchange option contracts
Fair value measurements of the entity's assets or liabilities that are measured at fair value on a recurring basis
Total assets		1,000
Total liabilities		218,000
Recurring basis | Significant Other Observable Inputs (Level 2) | Commodity hedge
Fair value measurements of the entity's assets or liabilities that are measured at fair value on a recurring basis
Total assets			3,416,000
Recurring basis | Significant Other Observable Inputs (Level 2) | Interest rate swap
Fair value measurements of the entity's assets or liabilities that are measured at fair value on a recurring basis
Total assets		3,810,000	11,379,000
Total liabilities			1,359,000
Total Fair Value and Carrying Value on the Balance Sheets | Recurring basis
Fair value measurements of the entity's assets or liabilities that are measured at fair value on a recurring basis
Total assets		7,977,000	27,111,000
Total liabilities		13,698,000	6,480,000
Total Fair Value and Carrying Value on the Balance Sheets | Recurring basis | Foreign exchange forward contracts
Fair value measurements of the entity's assets or liabilities that are measured at fair value on a recurring basis
Total assets		4,166,000	12,316,000
Total liabilities		13,480,000	5,121,000
Total Fair Value and Carrying Value on the Balance Sheets | Recurring basis | Foreign exchange option contracts
Fair value measurements of the entity's assets or liabilities that are measured at fair value on a recurring basis
Total assets		1,000
Total liabilities		218,000
Total Fair Value and Carrying Value on the Balance Sheets | Recurring basis | Commodity hedge
Fair value measurements of the entity's assets or liabilities that are measured at fair value on a recurring basis
Total assets			3,416,000
Total Fair Value and Carrying Value on the Balance Sheets | Recurring basis | Interest rate swap
Fair value measurements of the entity's assets or liabilities that are measured at fair value on a recurring basis
Total assets		$ 3,810,000	11,379,000
Total liabilities			$ 1,359,000